Description of Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP 062
EBP, Description of Plan [Line Items]
Participant catch-up contribution, amount	$ 1,500
Employer contribution, matching percentage	200.00%
Participant compensation matched, percentage	1.00%
Participant's compensation deferral contributions, percentage	50.00%
Forfeited nonvested account, decrease from administrative expense	$ 7,937	$ 11,862
Forfeited nonvested account	125	$ 3,909
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Participant loans, loan balance, period	12 months
Maximum borrowing, to total account, percentage	50.00%
Primary residence, borrowing term	15 years
Basis spread on variable rate	1.00%
EBP 062 | Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	1.00%
General loan, borrowing term	1 year
EBP 062 | Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
General loan, borrowing term	5 years
EBP 062 | Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
EBP 062 | EBP, Non-Highly Compensated Participant Contributions | Minimum
EBP, Description of Plan [Line Items]
Vesting period	1 year
EBP 062 | EBP, Non-Highly Compensated Participant Contributions | Maximum
EBP, Description of Plan [Line Items]
Vesting period	3 years